FAIR VALUE MEASUREMENTS - Narratives (Q1) (Details) $ / shares in Units, $ in Thousands	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jun. 14, 2022 shares	Jun. 13, 2022 $ / shares shares	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $	$ 491	$ 338			$ 0
Measurement Input, Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability measurement input | $ / shares	0.031	0.0211
Estimate of Fair Value Measurement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $		$ 300
Redeemable Warrants | Class A common stock
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares			10,000,000	10,000,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.5
Number of shares issuable per each warrant (in shares) | shares			1
Private Placement Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants outstanding (in shares) | shares			6,000,000
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.5
Public warrants | Estimate of Fair Value Measurement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, noncurrent | $	$ 491,200